Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2011
PACE International Emerging Markets Equity Investments (First Prospectus Summary) | PACE International Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PACE International Emerging Markets Equity Investments
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of
Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 103 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 214 of the fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 111%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in equity securities that are tied economically to emerging market countries, which may include equity securities issued by companies domiciled in emerging market countries.
The fund generally defines emerging market countries as countries that are not included in the MSCI World Index of major world economies. However, countries included in this index may be considered emerging markets based on current political and economic factors. The fund may not always diversify its investments on a geographic basis among emerging market countries.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as financials or technology. The fund may invest, to a limited extent, in (1) bonds, including up to 10% of its total assets in bonds that are below investment grade, which are commonly known as "junk bonds," and (2) securities of other investment companies that invest in emerging markets. The fund may use forward currency contracts, options, futures, swaps and other derivatives as part of its investment strategy or to help manage portfolio risks.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, selects investment advisors for the fund, subject to approval of the fund's board. Mondrian Investment Partners Limited ("Mondrian"), William Blair &
Company, L.L.C. ("William Blair"), Delaware Management Company ("Delaware") and
Pzena Investment Management, LLC ("Pzena") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

Mondrian conducts research on a global basis in an effort to identify securities that have the potential for capital appreciation over a market cycle, using (1)
a value-oriented dividend discount methodology toward individual securities and
(2) market analysis that attempts to identify value across country boundaries.
This approach focuses on future anticipated dividends and their current discounted worth, and then compares the values of different possible investments. Currency returns can be an integral component of an investment's total return, and Mondrian uses a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the US and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country.

William Blair invests in a portfolio of mid cap and large cap equity securities issued by companies in emerging markets worldwide, according to a quality growth philosophy. William Blair's primary focus is on identifying such companies whose growth characteristics (rate and durability) are underestimated by the market and supported by quality management and strong competitive positioning. After screening the universe of emerging country issuers for certain quality, growth and liquidity characteristics to create a prospective list of investible securities, William Blair undertakes detailed fundamental analysis of these companies, focusing attention on areas where short- to intermediate-term earnings trends and overall operating performance are improving or are strong.
Key considerations are the sustainability of a company's competitive advantage relative to peers, its industry and market conditions, a sound financial structure and high reinvestment rates that combine to create favorable conditions for prospective growth. William Blair normally invests on a relatively concentrated basis, with the number of holdings ranging between 50-80 securities. To a lesser extent, William Blair also takes into account country selection and industry sector allocation. Normally, William Blair's investments will be allocated among at least six different countries, and no more than 50%
of its segment of the fund may be invested in securities of issuers in any one country at any given time. William Blair may obtain exposure to emerging markets equity securities through limited investments in investment company securities, such as exchange-traded funds ("ETFs").

Delaware selects growth-oriented and value-oriented investments, based on its assessment of how an investment's market price compares to its intrinsic value.
Strong management and sustainable business franchise are also key considerations. When selecting growth-oriented securities, Delaware typically seeks companies with high growth caused by long-term economic factors, which may include demographics, economic deregulation, and technological developments.
When selecting value-oriented securities, Delaware typically seeks companies with lower valuations caused by cyclical economic factors or temporary changes in business operations. In order to compare the value of different stocks,
Delaware estimates the current value of the anticipated future income stream of a stock and considers whether its future income stream is expected to increase faster than, slower than, or in line with the level of inflation. For investments in emerging countries, there may be less information available for Delaware to use in making this analysis than is available for investments in more developed countries. Currency analysis is also an important part of Delaware's intrinsic valuation exercise.

Pzena follows a disciplined investment process to implement its value philosophy. Applying intensive fundamental research, Pzena looks for companies where, in its opinion: (1) the current market price is low compared to the company's normalized earnings power; (2) current earnings are below historic norms; (3) the reasons behind the earnings shortfall are temporary; (4)
management has a viable strategy to generate earnings recovery; and/or (5) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena typically invests prior to the emergence of an identifiable earnings catalyst, while a company's near-term earnings lack clarity and its share price is undervalued, because waiting for the catalyst to emerge before making the investment can result in missing the initial stock price appreciation. Pzena thus seeks to capture this initial stock price appreciation, which Pzena believes will generally provide adequate compensation for its longer holding period (on average three years).

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Foreign currency risk: The value of non-US dollar denominated securities held by the fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the US dollar, the value of the holding increases in US dollar terms. In addition, the fund may be exposed to losses if its other foreign currency positions (e.g., options, forward commitments) move against it.

Geographic concentration risk: To the extent the fund invests a significant portion of its assets in one geographic area, it will be more susceptible to factors adversely affecting that area.

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Derivatives risk: The value of "derivatives"-so-called because their value
"derives" from the value of an underlying asset, reference rate or index-may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. In addition, many types of swaps and non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Investment company risk: Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Foreign custody risk: The fund may hold foreign securities and cash with foreign banks, agents and securities depositories. Such foreign banks or securities depositories may be subject to limited regulatory oversight. The laws of certain countries also may limit the fund's ability to recover its assets if a foreign bank or depository enters into bankruptcy.

Portfolio turnover risk: The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. Mondrian assumed day-to-day management of a portion of the fund's assets on September 28, 2004.
Delaware and Pzena each assumed day-to-day management of a separate portion of the fund's assets on November 4, 2010. William Blair assumed day-to-day management of a separate portion of the fund's assets on March 23, 2011. Updated performance for the fund is available at
http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class C shares' after-tax returns shown. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front end sales charge is not reflected in the average annual total returns table for Class C shares.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://globalam-us.ubs.com/corpweb/performance.do
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	PACE International Emerging Markets Equity Investments Annual Total Returns of Class C Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 - September 30, 2011: (22.85)%
Best quarter during calendar years shown-2Q 2009: 31.37%
Worst quarter during calendar years shown-4Q 2008: (28.45)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index reflects no deduction for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class C shares' after-tax returns shown. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front end sales charge is not reflected in the average annual total returns table for Class C shares.
PACE International Emerging Markets Equity Investments (First Prospectus Summary) | PACE International Emerging Markets Equity Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 - September 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter during calendar years shown-2Q 2009:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown-4Q 2008:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.45%)
PACE International Emerging Markets Equity Investments | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Index reflects no deduction for fees, expenses or taxes.)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.25%	[1],[2]
PACE International Emerging Markets Equity Investments | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.59%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	727
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,491
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,590
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2000
PACE International Emerging Markets Equity Investments | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.64%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	767
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,120
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,600
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,602	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	267
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	820
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,400
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,602	[3]
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 22, 2000
PACE International Emerging Markets Equity Investments | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	361
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,370
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,915
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	261
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	802
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,370
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,915
Annual Return 2001	rr_AnnualReturn2001	(9.10%)
Annual Return 2002	rr_AnnualReturn2002	(14.78%)
Annual Return 2003	rr_AnnualReturn2003	53.43%
Annual Return 2004	rr_AnnualReturn2004	18.51%
Annual Return 2005	rr_AnnualReturn2005	27.91%
Annual Return 2006	rr_AnnualReturn2006	29.61%
Annual Return 2007	rr_AnnualReturn2007	34.25%
Annual Return 2008	rr_AnnualReturn2008	(52.19%)
Annual Return 2009	rr_AnnualReturn2009	62.85%
Annual Return 2010	rr_AnnualReturn2010	17.13%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2000
PACE International Emerging Markets Equity Investments | Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2000
PACE International Emerging Markets Equity Investments | Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2000
PACE International Emerging Markets Equity Investments | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes administration fee of 0.10%)	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.57%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2001

[1]	Life of class returns shown only for those share classes with less than ten calendar years of performance.
[2]	Average annual total return for the MSCI Emerging Markets Index for the life of Class Y shares.
[3]	Reflects conversion to Class A shares after a maximum of 6 years.